Share-based compensation (Schedule of number and weighted average exercise prices of other equity instruments) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) Share
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted during the year | Share		210,472		238,627
Weighted average price (C$/unit) | $ / shares	$ 7.02		$ 6.45
Expense (recovery) recognized during the year		$ 1,717		$ (849)
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted share units, beginning of year | Share		2,082,990		2,484,860
Number of units granted during the year		873,371		701,050
Credits for dividends		5,594		6,203
Number of units forfeited during the year		(122,992)		(180,324)
Number of units vested		(1,051,235)		(928,799)
Number of restricted share units, end of year | Share		1,787,728		2,082,990
Weighted average price (C$/unit) | $ / shares	6.59		9.64
Expense (recovery) recognized during the year		$ 2,882		$ 2,076
Payments made during the year		$ 5,138		$ 6,232
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance units, beginning of year | Share		1,373,063		1,506,231
Number of units granted during the year		580,275		423,322
Credits for dividends		3,559		4,598
Number of units forfeited during the year		(577,900)		(285,782)
Number of units vested		(206,194)		(275,306)
Number of performance units, end of year | Share		1,172,803		1,373,063
Weighted average price (C$/unit) | $ / shares	$ 6.59		$ 9.82
Expense (recovery) recognized during the year		$ 621		$ (1,011)
Payments made during the year		$ 1,075		$ 1,115